FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Jun. 30, 2015
Liabilities:
Acquisition-related consideration		$ 398	$ 15,386
Bond [Member]
Liabilities:
Acquisition-related consideration	[1]		15,081
Convertable Bonds [Member]
Liabilities:
Acquisition-related consideration		398	305	[2]
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Acquisition-related consideration		0	15,081
Fair Value, Inputs, Level 1 [Member] | Bond [Member]
Liabilities:
Acquisition-related consideration	[1]		15,081
Fair Value, Inputs, Level 1 [Member] | Convertable Bonds [Member]
Liabilities:
Acquisition-related consideration		0	0	[2]
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Acquisition-related consideration		0	0
Fair Value, Inputs, Level 2 [Member] | Bond [Member]
Liabilities:
Acquisition-related consideration	[1]		0
Fair Value, Inputs, Level 2 [Member] | Convertable Bonds [Member]
Liabilities:
Acquisition-related consideration		0	0	[2]
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Acquisition-related consideration		398	305
Fair Value, Inputs, Level 3 [Member] | Bond [Member]
Liabilities:
Acquisition-related consideration	[1]		0
Fair Value, Inputs, Level 3 [Member] | Convertable Bonds [Member]
Liabilities:
Acquisition-related consideration		$ 398	$ 305	[2]

[1]	Acquisition-related consideration represents the fair value of Incentive Shares and Premium Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. As of June 30, 2015, Bond has achieved the net income performance target and the CAGR performance target. In addition, the referencing share price was determinable as of December 31, 2014 and the remaining input to the fair value of the Incentive and Premium Shares for Bond is the Company’s share price on the date of issuance, which is observable from an active market. Therefore, the fair value measurement of the acquisition-related consideration is transferred from Level 3 to Level 1 on December 31, 2014. In December 2015, all the remaining incentive shares and premium shares consideration were issued. As of June 30, 2015 and June 30, 2016, the fair value of the acquisition-related consideration in connection with Bond totaled $15,081 and nil, respectively.
[2]	The non-conversion compensation feature represents the fair value of the non-conversion compensation feature (note 14). The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion compensation feature is equal to the difference between the fair value of the whole Convertible Bond with the non-conversion compensation feature and the whole Convertible Bond without the non-conversion feature. The significant unobservable inputs used in the fair value measurement of the non-conversion compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion compensation feature during fiscal year 2015 and 2016 are shown in the following table.